Convertible notes receivable (Details) - CAD ($) $ / shares in Units, $ in Thousands					3 Months Ended		12 Months Ended
	Apr. 10, 2019	Dec. 28, 2018	Jul. 26, 2018	Aug. 14, 2017	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	Apr. 10, 2021
Convertible notes receivable
Convertible notes receivable					$ 14,626	$ 32,230	$ 14,626	$ 32,230
Deduct - current portion					(14,626)	(11,500)	(14,626)	(11,500)
Convertible notes receivable, noncurrent						20,730		20,730
Unrealized loss on recognition of convertible notes							(7,341)	(3,399)
Convertible notes receivable
Convertible notes receivable
Purchase of Convertible notes							0	19,500
Unrealized loss on recognition of convertible notes							$ (7,341)	(3,399)
Forfeiture rate							0.00%
Dividend yield							0.00%
HydRx Farms Ltd.(d/b/a Scientus Pharma)
Convertible notes receivable
Convertible notes receivable					6,000	11,500	$ 6,000	11,500
HydRx Farms Ltd.(d/b/a Scientus Pharma) | Secured
Convertible notes receivable
Convertible notes receivable					6,000	11,500	6,000	11,500
Purchase of Convertible notes				$ 11,500
Interest rate (as a percent)				8.00%
Convertible notes receivable, term				2 years
Conversion price (in Canadian dollars per share)				$ 2.75
Loss from change in fair value							(5,500)	(4,629)
Fire & Flower Inc.
Convertible notes receivable
Convertible notes receivable						11,166		11,166
Fire & Flower Inc. | Unsecured
Convertible notes receivable
Convertible notes receivable			$ 10,112			11,166		11,166
Purchase of Convertible notes			$ 10,000
Interest rate (as a percent)			8.00%
Loss from change in fair value							(1,054)	(1,166)
Interest rate on loans (as a percent)			12.00%
Conversion of convertible instruments into equity shares			8,695,651
Fire & Flower Inc. | Unsecured | Minimum
Convertible notes receivable
Conversion price (in Canadian dollars per share)			$ 1.15
10330698 Canada Ltd. (d/b/a Starbuds)
Convertible notes receivable
Convertible notes receivable					4,728	5,204	4,728	5,204
10330698 Canada Ltd. (d/b/a Starbuds) | Secured
Convertible notes receivable
Convertible notes receivable					4,728	5,204	4,728	5,204
Purchase of Convertible notes		$ 5,000
Interest rate (as a percent)		8.50%
Conversion price (in Canadian dollars per share)		$ 0.50
Accrued interest					216	0	216	0
Loss from change in fair value							(692)	(204)
High Tide Inc.
Convertible notes receivable
Convertible notes receivable					3,898	4,360	3,898	4,360
High Tide Inc. | Unsecured
Convertible notes receivable
Convertible notes receivable					3,898	4,360	3,898	4,360
Purchase of Convertible notes	$ 4,500
Interest rate (as a percent)	10.00%
Conversion price (in Canadian dollars per share)									$ 0.75
Agreed amount to settle convertible note receivable							367
Loss from change in fair value					$ (95)	$ (140)	$ (95)	$ (140)
Number of shares held by the entity					6,000,000		6,000,000